Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2014
Capital Requirements
Schedule of the Company's and the bank subsidiaries' actual capital amounts and ratios

	Actual		For Capital Adequacy Purposes		To Be Well-Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than or equal to)	(greater than or equal to)	(greater than or equal to)	(greater than or equal to)
	(Dollars in Thousands)
As of December 31, 2014:
Total Capital (to Risk Weighted Assets):
Consolidated	$1,524,998	20.24%	$602,847	8.00%	N/A	N/A
International Bank of Commerce, Laredo	1,131,528	17.31	523,006	8.00	$653,757	10.00%
International Bank of Commerce, Brownsville	151,489	28.60	42,381	8.00	52,976	10.00
International Bank of Commerce, Zapata	60,946	33.83	14,412	8.00	18,041	10.00
Commerce Bank	68,291	37.42	14,600	8.00	18,251	10.00
Tier 1 Capital (to Risk Weighted Assets):
Consolidated	$1,457,068	19.34%	$301,424	4.00%	N/A	N/A
International Bank of Commerce, Laredo	1,071,360	16.39	261,503	4.00	$392,254	6.00%
International Bank of Commerce, Brownsville	145,584	27.48	21,190	4.00	31,785	6.00
International Bank of Commerce, Zapata	60,035	33.33	7,206	4.00	10,809	6.00
Commerce Bank	67,347	36.90	7,300	4.00	10,950	6.00
Tier 1 Capital (to Average Assets):
Consolidated	$1,457,068	12.33%	$472,864	4.00%	$ N/A	N/A
International Bank of Commerce, Laredo	1,071,360	11.22	381,804	4.00	477,255	5.00%
International Bank of Commerce, Brownsville	145,584	13.96	41,717	4.00	52,146	5.00
International Bank of Commerce, Zapata	60,035	10.88	22,081	4.00	27,602	5.00
Commerce Bank	67,347	12.04	22,373	4.00	27,966	5.00

	Actual		For Capital Adequacy Purposes		To Be Well-Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than or equal to)	(greater than or equal to)	(greater than or equal to)	(greater than or equal to)
	(Dollars in Thousands)
As of December 31, 2013:
Total Capital (to Risk Weighted Assets):
Consolidated	$1,442,837	20.36%	$566,870	8.00%	N/A	N/A
International Bank of Commerce, Laredo	1,035,189	16.96	488,303	8.00	$610,378	10.00%
International Bank of Commerce, Brownsville	143,879	27.63	41,652	8.00	52,065	10.00
International Bank of Commerce, Zapata	57,675	32.65	14,130	8.00	17,663	10.00
Commerce Bank	64,585	36.45	14,175	8.00	17,719	10.00
Tier 1 Capital (to Risk Weighted Assets):
Consolidated	$1,369,657	19.33%	$283,435	4.00%	N/A	N/A
International Bank of Commerce, Laredo	969,731	15.89	244,151	4.00	$366,227	6.00%
International Bank of Commerce, Brownsville	138,467	26.60	20,826	4.00	31,239	6.00
International Bank of Commerce, Zapata	56,459	31.96	7,065	4.00	10,598	6.00
Commerce Bank	63,491	35.83	7,087	4.00	10,631	6.00
Tier 1 Capital (to Average Assets):
Consolidated	$1,369,657	11.61%	$472,044	4.00%	$ N/A	N/A
International Bank of Commerce, Laredo	969,731	10.09	384,497	4.00	480,622	5.00%
International Bank of Commerce, Brownsville	138,467	13.33	41,553	4.00	51,942	5.00
International Bank of Commerce, Zapata	56,459	10.64	21,219	4.00	26,523	5.00
Commerce Bank	63,491	11.88	21,372	4.00	26,715	5.00